Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.44%
Aerospace & Defense–1.42%
Raytheon Technologies Corp.	180,600	$16,833,726
Agricultural & Farm Machinery–0.97%
Deere & Co.	33,233	11,404,901
Air Freight & Logistics–1.60%
United Parcel Service, Inc., Class B	96,958	18,896,145
Airlines–0.32%
Spirit Airlines, Inc.(b)	153,138	3,793,228
Apparel Retail–0.70%
Ross Stores, Inc.	101,231	8,226,031
Application Software–1.43%
Consensus Cloud Solutions, Inc.(b)	16,641	899,113
Manhattan Associates, Inc.(b)	28,683	4,034,838
Paylocity Holding Corp.(b)	17,561	3,616,337
Synopsys, Inc.(b)	22,866	8,403,255
		16,953,543
Automobile Manufacturers–1.47%
General Motors Co.(b)	159,487	5,782,999
Tesla, Inc.(b)	12,971	11,562,998
		17,345,997
Biotechnology–0.71%
Seagen, Inc.(b)	46,533	8,375,009
Communications Equipment–0.90%
Motorola Solutions, Inc.	44,819	10,693,365
Construction Materials–0.86%
Vulcan Materials Co.	61,784	10,214,749
Consumer Finance–0.86%
Capital One Financial Corp.	92,611	10,171,466
Data Processing & Outsourced Services–2.62%
Mastercard, Inc., Class A	87,378	30,913,463
Diversified Banks–2.45%
JPMorgan Chase & Co.	250,618	28,911,292
Electric Utilities–1.58%
Avangrid, Inc.(c)	121,219	5,907,002
PPL Corp.	440,864	12,820,325
		18,727,327
Electrical Components & Equipment–1.02%
Hubbell, Inc.	55,273	12,105,892
Environmental & Facilities Services–0.54%
Waste Connections, Inc.	47,441	6,327,206
Financial Exchanges & Data–1.39%
Intercontinental Exchange, Inc.	160,628	16,382,450
Gas Utilities–1.60%
ONE Gas, Inc.(c)	123,657	10,503,426
Shares		Value
Gas Utilities–(continued)
Suburban Propane Partners L.P.	505,293	$8,438,393
		18,941,819
General Merchandise Stores–0.63%
Dollar General Corp.	30,168	7,494,636
Health Care Equipment–0.88%
Boston Scientific Corp.(b)	252,675	10,372,309
Health Care Facilities–1.31%
HCA Healthcare, Inc.	32,114	6,821,656
Tenet Healthcare Corp.(b)	131,177	8,673,423
		15,495,079
Homebuilding–0.89%
D.R. Horton, Inc.	135,064	10,539,044
Hotels, Resorts & Cruise Lines–0.89%
Airbnb, Inc., Class A(b)	44,562	4,945,491
Wyndham Hotels & Resorts, Inc.	80,882	5,614,019
		10,559,510
Household Products–2.03%
Church & Dwight Co., Inc.	65,796	5,788,074
Procter & Gamble Co. (The)	131,440	18,258,330
		24,046,404
Human Resource & Employment Services–0.85%
Korn Ferry	153,205	10,036,460
Hypermarkets & Super Centers–1.35%
Walmart, Inc.	120,851	15,958,375
Industrial Conglomerates–0.97%
Honeywell International, Inc.	59,383	11,428,852
Industrial Machinery–0.87%
Otis Worldwide Corp.	131,345	10,267,239
Industrial REITs–2.01%
Duke Realty Corp.	380,684	23,815,591
Insurance Brokers–1.49%
Arthur J. Gallagher & Co.	98,356	17,604,740
Integrated Oil & Gas–2.11%
Exxon Mobil Corp.	256,676	24,879,605
Integrated Telecommunication Services–2.91%
Verizon Communications, Inc.	745,166	34,419,218
Interactive Home Entertainment–0.96%
Electronic Arts, Inc.	86,111	11,300,347
Interactive Media & Services–6.30%
Alphabet, Inc., Class A(b)	348,291	40,513,209
Bumble, Inc., Class A(b)(c)	52,849	2,004,034
Meta Platforms, Inc., Class A(b)	175,040	27,848,864
Ziff Davis, Inc.(b)(c)	49,925	4,088,358
		74,454,465

See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Shares		Value
Internet & Direct Marketing Retail–5.18%
Amazon.com, Inc.(b)	453,640	$61,218,718
Internet Services & Infrastructure–0.30%
MongoDB, Inc.(b)	11,335	3,541,847
Investment Banking & Brokerage–1.32%
Raymond James Financial, Inc.	157,905	15,548,905
IT Consulting & Other Services–0.49%
Amdocs Ltd.	65,994	5,745,438
Life Sciences Tools & Services–0.44%
Avantor, Inc.(b)	179,612	5,212,340
Managed Health Care–3.97%
Molina Healthcare, Inc.(b)	33,873	11,100,860
UnitedHealth Group, Inc.	66,042	35,817,218
		46,918,078
Movies & Entertainment–0.53%
Netflix, Inc.(b)	27,927	6,280,782
Office REITs–0.49%
Alexandria Real Estate Equities, Inc.	35,153	5,827,664
Oil & Gas Exploration & Production–2.39%
APA Corp.	158,387	5,887,245
Chesapeake Energy Corp.(c)	111,504	10,500,331
CNX Resources Corp.(b)(c)	348,248	6,014,243
Marathon Oil Corp.	238,085	5,904,508
		28,306,327
Pharmaceuticals–6.02%
AstraZeneca PLC, ADR (United Kingdom)(c)	171,994	11,391,163
Catalent, Inc.(b)	65,086	7,361,226
Eli Lilly and Co.	58,691	19,349,836
Johnson & Johnson	189,468	33,065,955
		71,168,180
Property & Casualty Insurance–1.40%
Allstate Corp. (The)	141,214	16,517,802
Railroads–0.98%
Union Pacific Corp.	50,850	11,558,205
Regional Banks–1.86%
East West Bancorp, Inc.	157,114	11,277,643
First Citizens BancShares, Inc., Class A	14,079	10,653,298
		21,930,941
Research & Consulting Services–0.57%
CACI International, Inc., Class A(b)	22,424	6,778,551
Retail REITs–0.51%
Kimco Realty Corp.	274,517	6,069,571
Shares		Value
Semiconductor Equipment–1.26%
Applied Materials, Inc.	140,892	$14,931,734
Semiconductors–4.05%
Advanced Micro Devices, Inc.(b)	143,308	13,538,307
NVIDIA Corp.	102,361	18,591,829
QUALCOMM, Inc.	108,757	15,776,290
		47,906,426
Soft Drinks–1.72%
Coca-Cola Co. (The)	316,080	20,282,854
Specialty Chemicals–0.88%
Eastman Chemical Co.	108,081	10,368,210
Systems Software–9.82%
Microsoft Corp.	309,258	86,821,091
VMware, Inc., Class A	251,446	29,218,025
		116,039,116
Technology Hardware, Storage & Peripherals–5.37%
Apple, Inc.	390,339	63,433,991
Total Common Stocks & Other Equity Interests (Cost $883,513,084)		1,163,475,163
Money Market Funds–0.44%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	1,794,013	1,794,013
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	1,401,579	1,401,579
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	2,050,301	2,050,301
Total Money Market Funds (Cost $5,245,605)		5,245,893
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.88% (Cost $888,758,689)		1,168,721,056
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.04%
Invesco Private Government Fund, 1.77%(d)(e)(f)	10,068,561	10,068,561
Invesco Private Prime Fund, 1.89%(d)(e)(f)	25,891,258	25,891,258
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,958,485)		35,959,819
TOTAL INVESTMENTS IN SECURITIES–101.92% (Cost $924,717,174)		1,204,680,875
OTHER ASSETS LESS LIABILITIES—(1.92)%		(22,705,007)
NET ASSETS–100.00%		$1,181,975,868
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,478,287	$58,379,200	$(60,063,474)	$-	$-	$1,794,013	$15,559
Invesco Liquid Assets Portfolio, Institutional Class	2,605,609	41,699,429	(42,902,480)	288	(1,267)	1,401,579	17,162
Invesco Treasury Portfolio, Institutional Class	3,975,185	66,719,085	(68,643,969)	-	-	2,050,301	23,429
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,226,180	130,104,009	(131,261,628)	-	-	10,068,561	34,942*
Invesco Private Prime Fund	26,195,898	267,315,937	(267,620,736)	1,334	(1,175)	25,891,258	103,000*
Total	$47,481,159	$564,217,660	$(570,492,287)	$1,622	$(2,442)	$41,205,712	$194,092

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,163,475,163	$—	$—	$1,163,475,163
Money Market Funds	5,245,893	35,959,819	—	41,205,712
Total Investments	$1,168,721,056	$35,959,819	$—	$1,204,680,875
Invesco Main Street All Cap Fund®